Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,515,175	$ 2,503,087	$ 1,654,171	$ 1,740,989	$ 362,598
Cash over FDIC insurance limits	1,136,541		1,292,227
Allowance for doubtful accounts	40,000		40,000
Inventory reserve	31,676		$ 31,676
Advertising expense	$ 200	$ 288